FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Amount
Total	$ 10,000	$ 10,000
Federal Home Loan Bank Advances [Member]
Amount
2018	16,109
2019
2020
2021
2022 and thereafter
Total	$ 16,109	$ 16,109
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Weighted-Average Interest Rate
2018	3.12%
2019
2020
2021
2022 and thereafter
Interest rate	3.12%